Schedule of fair value of warrants assumption (Details) (USD $)	12 Months Ended
Sep. 30, 2013 Y
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 1	$ 0.61
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 2	$ 0.75
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 3	81.57%
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 4	0.28%
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 5	1.49
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 6	0.00%